Noncontrolling Interests	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Noncontrolling Interests
20. NONCONTROLLING INTERESTS
On March 4, 2020, Legacy AdTheorent and SymetryML Holdings, an entity formed by Legacy AdTheorent, entered into a contribution and exchange agreement (“AdTheorent Contribution Agreement”). SymetryML Holdings became a wholly owned subsidiary of Legacy AdTheorent through a contribution of Legacy AdTheorent’s SymetryML department in exchange for
100
% of its membership interest. SymetryML Holdings and SymetryML, a direct subsidiary of SymetryML Holdings, entered into a contribution and exchange agreement (“SymetryML Contribution Agreement”). SymetryML Holdings contributed the contributed assets and liabilities received from the AdTheorent Contribution Agreement to SymetryML, in exchange for 100% of its membership interest. SymetryML became a wholly owned subsidiary of SymetryML Holdings.
Immediately following the contributions described above, Class B interests that vest over time, comprising
50
% of the total Class B equity interests of SymetryML Holdings, were offered to certain employees. As of both December 31, 2021 and December 31, 2020,
41
% and
30
% of the total Class B equity interests of SymetryML Holdings are owned by noncontrolling interests, respectively.